Related Party Transactions (Details) - USD ($)			12 Months Ended
	Dec. 30, 2024	Feb. 02, 2023	Dec. 31, 2024
Related Party Transactions [Line Items]
Aggregate amount		$ 600,000
Addition amount	$ 7,000,000
Loan interest rate	5.00%
Principal amount			$ 200,000
Accrued interest			16,000
Outstanding balance			$ 3,100,000
Interest on loan rate			5.00%
Rollover amount			$ 7,000,000
Available funding under the LOC			7,000,000
Annual salary			500,000
Contingent bonus payment			5,000,000
Coliseum [Member]
Related Party Transactions [Line Items]
Advances payment			1,700,000
Convertible note balance			667,500
Outstanding balance			180,000
RWT [Member]
Related Party Transactions [Line Items]
Advances payment			333,000
Convertible note balance			216,000
Note Payable and Line of Credit [Member]
Related Party Transactions [Line Items]
Aggregate amount			$ 839,000
Annual interest rate		5.00%